Basic and Diluted Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
NET LOSS PER SHARE
Basic and Diluted Earnings (Loss) Per Share

Note 10 - Basic and diluted earnings per share

ASC 260, “Earnings Per Share” requires presentation of basic earnings per share and dilutive earnings per share.

The computation of basic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted earnings per share gives the effect to all dilutive potential common shares outstanding during the period. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect. At March 31, 2017, there were 5,833,336 stock options outstanding with 4,695,003 vested and exercisable at an average exercise price of $0.28.

All outstanding securities were anti-dilutive for the three months ended March 31, 2017 and 2016 as a result of a net loss for both periods. The following securities were not involved in the computation of diluted net loss per share as their effect would have been anti-dilutive:

	March 31,
	2017	2016
Options to purchase common stock	5,833,336	5,748,336

The computations for basic and fully diluted earnings per share are as follows:

For the 3-months ended March 31, 2017:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(367,618)	44,067,195	$(0.01)

For the 3-months ended March 31, 2016:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(88,876)	28,148,074	$(0.00)

Note 8 - Basic and diluted earnings (loss) per share

ASC 260, “Earnings Per Share” requires presentation of basic earnings per share and dilutive earnings per share.

The computation of basic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect. At December 31, 2016, there were 5,873,336 stock options outstanding and 4,860,001 were vested and exercisable at an average exercise price of $0.28. The following securities were not included in the computation of diluted net loss per share as their effect would have been anti-dilutive:

	December 31,
	2016	2015
Options to purchase common stock	5,873,336	6,480,003

As the Company was in a loss position for the years ended December 31, 2016 and 2015, all shares were anti-dilutive.

The computations for basic and fully diluted loss per share are as follows:

For the year ended December 31, 2016:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(996,344)	28,213,675	$(0.04)

For the year ended December 31, 2015:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(1,387,571)	24,979,067	$(0.06)